Share-based Compensation - Hutchmed Options Fair value Assumptions (Details) - Hutchmed Share Option Scheme - £ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Compensation
Weighted average grant date fair value of share options (in GBP per share)	£ 1.51	£ 1.40
Significant inputs into the valuation model (weighted average):
Exercise price (in GBP per share)	4.05	3.71
Share price at effective date of grant (in GBP per share)	£ 4.01	£ 3.71
Expected volatility (note (a))	40.80%	42.60%
Risk-free interest rate (note (b))	1.68%	0.59%
Contractual life of share options (in years)	10 years	10 years
Expected dividend yield (note (c))	0.00%	0.00%